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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-04804

The Elite Group of Mutual Funds
(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744 Seattle, WA 98101
(Name and address of agent for service)

Registrant's telephone number, including area code:      (206) 624-5863

Date of fiscal year end:      September 30

Date of reporting period:     July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President
Date	July 6, 2010

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER V. SH	VOTED?	VOTE CAST	WITH/ AGAINST MGMT
Forest Labs	FRX	345838106	8/9/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of the amendment to the 2007 equity incentive plan.	Issuer	Yes	Against	Against
				Approval of executive compensation philosophy, policies and procedures, all as more fully described in the proxy statement.	Issuer	Yes	Against	Against
				Ratification of the selection of BDO Seidman, LLP as the company's independent registered public accounting firm.	Issuer	Yes	For	With

Approval of the stockholder proposal to amend the bylaws of the company to provide for reimbursement of expenses incurred by a stockholder or group of stockholders in connection with nominating one or more director candidates in certain circumstances as described in proposal 5.
					Shareholder	Yes	Against	With
Mastercard Inc.	MA	57636Q104	9/21/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Amend and restate the Company's current certificate of incorporation to declassify the Board of Directors in phases and effect related changes in director vacancy and removal procedures.	Issuer	Yes	For	With
				Amend and restate the company's current certificate of incorporation to eliminate a supermajority voting requirement for amending the company's cert. of incorporation.	Issuer	Yes	For	With
				Amend and restate the company's current certificate of incorporation to revise requirements applicable to the composition of the Board of Directors.	Issuer	Yes	For	With
				Amend and restate the company's current certificate of incorporation to revise requirements applicable to the ownership of the Company's stock and delete related obsolete provisions.	Issuer	Yes	For	With

Approval of the adjournment of the annual meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve each of the proposals comprising Proposal 1 at the time of the annual meeting.
					Issuer	Yes	For	With
				Re-Approval of the Company's Senior Executive Annual Incentive Compensation Plan.	Issuer	Yes	Against	Against
				Ratificatin of the appointment of PriceWaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for the Company for 2010.	Issuer	Yes	For	With
DeVry Inc.	DV	251893103	11/10/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of selection of Pricewaterhousecoopers LLP as independent registered public accounting firm.	Issuer	Yes	For	With
				Approval of amended and restated DeVry Inc. incentive plan of 2005.	Issuer	Yes	Against	Against
				Approval of stockholder proposal eliminating medically unnecessary surgeries, if properly presented at the annual meeting of stockholders.	Shareholder	Yes	Against	With
Abbott Laboratories	ABT	002824100	4/29/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of Deloitte & Touche LLP as auditors	Issuer	Yes	For	With
				Say on Pay; An advisory vote on the approval of executive compensation	Issuer	Yes	For	With
				Say When on Pay; An advisory vote on the approval of the frequency of shareholder votes on executive compensation.	Issuer	Yes	For	With
				Shareholder proposal on Pharmaceutical pricing.	Shareholder	Yes	Against	With
Encana Corp.	ECA	292505104	4/20/2011	For the recommended Directors	Issuer	No
				Appointment of Pricewaterhousecoopers LLP at a remuneration to be fixed by the board of directors.	Issuer	Yes	For	With
				Advisory vote approving the corporations approach to executive compensation (as described on pg 12 of the accompanying info circular.)	Issuer	Yes	For	With
Cephalon, Inc.	CEPH		5/10/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of an amendment and restatement of the 2011 equity compensation plan.	Issuer	Yes	Against	Against
				Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants for the year ending 12/31/11.	Issuer	Yes	For	With
				To approve an advisory resolution regarding executive compensation.	Issuer	Yes	For	With
				To vote on an advisory basis regarding the frequency of advisory stockholder votes regarding executive compensation.	Issuer	Yes	For	With
Medicis Pharmaceutical	MRX	584690309	5/17/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the selection of Ernst & Young LLP as independent auditors of Medicis for the FY ending Dec. 31st, 2011.	Issuer	Yes	For	With
				Advisory vote to approve the compensation of our named executive officers as described in the proxy materials.	Issuer	Yes	Against	Against
				Advisory vote to approve the frequency of future votes on our executive compensation.	Issuer	Yes	Against	Against
				Approval of the amendment and restatement of the Medicis 2006 incentive award plan.	Issuer	Yes	Against	Against
Anadarko Petroleum	APC	032511107	5/17/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of appointment of KPMG LLP as independent auditor.	Issuer	Yes	For	With
				Advisory vote on named executive officer compensation	Issuer	Yes	For	With
				Advisory vote on the frequency of future advisory votes on named executive officer compensation.	Issuer	Yes	Against	Against
				Stockholder proposal - gender identity non-discrimination policy.	Shareholder	Yes	Against	With
				Stockholder proposal - adoption of policy of independent director chairman.	Shareholder	Yes	Against	With
				Stockholder proposal - adoption of policy on accelerated vesting of equity awards.	Shareholder	Yes	Against	With
				Stockholder proposal - report on political contributions.	Shareholder	Yes	Against	With
El Dorado Gold Corp.	EGO	284902103	5/5/2011	For the recommended Directors	Issuer	No
				Appoint KPMG LLP as independent auditor.	Issuer	Yes	For	With
				Authorize the directors to set the auditors pay, if KPMG is reappointed as the independent auditor.	Issuer	Yes	For	With

Approve the ordinary resolution set out on page 21 of the mgmt proxy circular approving the amended and restated incentive stock option plan for employees, consultants and advisors and the amended and restated incentive stock option plan for officers and directors.
					Issuer	Yes	Against	Against
Medco Health Solutions	MHS	58405U102	5/24/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm of the Company for the 2011 fiscal year.	Issuer	Yes	For	With
				Approval of amendments to the Company's Certificate of Incorporation	Issuer	Yes	For	With
				Approval of the Company's amended and restated stock Incentive plan	Issuer	Yes	Against	Against
				Approval of an advisory vote on the compensation of the Company's named executive officers	Issuer	Yes	For	With
				Approval of an advisory vote on the frequency of a shareholder advisory vote on the compensation of the Company's named executive officers	Issuer	Yes	2 Years	Against
				Shareholder proposal regarding executive equity holding requirements	Shareholder	Yes	Against	With
The Hartford Financial Services Group	HIG	416515104	5/18/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for the fiscal year ending 12/31/11.	Issuer	Yes	For	With
				Management proposal to approve on a non-binding, advisory basis, the compensation of the company's named executive officers.	Issuer	Yes	For	With
				Management proposal to select on a non binding advisory basis, the preferred frequency for the advisory vote on named executive officer compensation.	Issuer	Yes	1 Year	With
Merck & Co.	MRK	58933Y105	5/24/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of the companys independent registered public accounting firm for 2011.	Issuer	Yes	For	With
				Advisory vote on executive compensation	Issuer	Yes	For	With
				Advisory vote on the frequency of future votes on executive compensation	Issuer	Yes	1 Year	Against
Clean Energy Fuels Corp.	CLNE	184499101	5/25/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending 12/31/11.	Issuer	Yes	For	With
				Advisory, non-binding vote on executive compensation.	Issuer	Yes	For	With
				To recommend, by advisory, non-binding vote, the frequency of votes on executive compensation.	Issuer	Yes	1 Year	Against
				Approval of amendment to amended & restated 2006 equity incentive plan to increase the aggregate number of shares under the plan by 3,000,000.	Issuer	Yes	Against	Against
				Approval of amendment to directors warrant.	Issuer	Yes	Against	Against
Dendreon Corp.	DNDN	24823Q107	4/21/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of the ratification of the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the current year.	Issuer	Yes	For	With
				To recommend, on an advisory basis, the approval of the company's overall executive compensation program.	Issuer	Yes	For	With
				To recommend, on an advisory basis, the frequency of an advisory vote on executive compensation.	Issuer	Yes	1 Year	With
Seabright Holdings	SBX	811656107	5/17/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the year ending 12/31/11.	Issuer	Yes	For	With
				Say on Pay- an advisory vote on compensation of our named executive officers.	Issuer	Yes	For	With
				Say When on Pay - an advisory vote on the frequency of a stockholder vote on the compensation of our named executive officers.	Issuer	Yes	1 Year	With
Lincoln National Corp.	LNC	534187109	5/26/2011	For the recommended Directors	Issuer	Yes	Against	Against
				To ratify the appointment of Ernst & Young LLP as the company's independent public accounting firm for 2011.	Issuer	Yes	For	With
				To aprove an amendment to the company's restated articles of incorporation to allow shareholders to amend the bylaws.	Issuer	Yes	For	With
				To approve an advisory proposal on the company's 2010 executive compensation as disclosed in the proxy statement.	Issuer	Yes	For	With
				To respond to an advisory proposal regarding the frequency (1,2, or 3 yrs) of future advisory proposals on the company's executive compensation.	Issuer	Yes	1 Year	With
Skechers USA, Inc.	SKX	830566105	5/25/2011	For the recommended Directors	Issuer	No
				Advisory vote on compensation of named executive officers.	Issuer	Yes	For	With
				Advisory vote on frequency of vote on compensation of named executive officers.	Issuer	Yes	1 Year	Against
				Re-Approval of the 2006 annual incentive compensation plan.	Issuer	Yes	Against	Against
Petrohawk Energy	HK	716495106	5/18/2011	For the recommended Directors	Issuer	No
				Approval of the compensation of our named executive officers.	Issuer	Yes	For	With
				Recommendation of the frequency of a stockholder vote to approve the compensation of our named executive officers.	Issuer	Yes	1 Year	With
				Approval of amendments to our 3rd amended and restated 2004 employee incentive plan.	Issuer	Yes	Against	Against
				Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accountants for 2011.	Issuer	Yes	For	With
JPMorgan Chase & Co.	JPM	46625H100	5/17/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of independent registered public accounting firm.	Issuer	Yes	For	With
				Advisory vote on executive compensation	Issuer	Yes	For	With
				Advisory vote on frequency of advisory vote on executive compensation.	Issuer	Yes	1 Year	With
				Approval of Amendment to long term incentive plan.	Issuer	Yes	Against	Against
				Political non-partisanship	Shareholder	Yes	Against	With
				Shareholder action by written consent	Shareholder	Yes	Against	With
				Mortgage loan servicing	Shareholder	Yes	Against	With
				Political contributions	Shareholder	Yes	Against	With
				Genocide free investing	Shareholder	Yes	Against	With
				Independent lead director	Shareholder	Yes	Against	With
Anadarko Petroleum	APC	19910660	5/17/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of appointment of KPMG LLP as independent auditor.	Issuer	Yes	For	With
				Advisory vote on named executive officer compensation.	Issuer	Yes	For	With
				Advisory vote on the frequency of future advisory votes on named executive officer compensation.	Issuer	Yes	1 Year	Against
				Stockholder proposal - gender identity non-discrimination policy.	Shareholder	Yes	Against	With
				Adoption of policy of independent director chairman.	Shareholder	Yes	Against	With
				Adoption of policy on accelerated vesting of equity plans.	Shareholder	Yes	Against	With
				Report on political contributions.	Shareholder	Yes	Against	With
Agenus Inc.	AGEN	00847G101	6/15/2011	For the recommended Directors	Issuer	Yes	Against	Against
				To approve an amendment to our amended and restated certificate of incorporation to effect a reverse stock split of the company's common stock at the discretion of the board of directors.	Issuer	Yes	Against	Against
				To approve an amendment to our directors deferred compensation plan (as amended) to increase the number of shares authorized for issuance under such a plan.	Issuer	Yes	Against	Against
				To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending 12/31/11.	Issuer	Yes	For	With
				To approve, in a non-binding advisory vote, the compensation of the company's named executive officers.	Issuer	Yes	For	With
				To hold an advisory vote on the frequency of future advisory votes on the compensation of the company's named executive officers.	Issuer	Yes	1 Year	Against
Mastercard Inc.	MA	57636Q104	6/7/2011	For the recommended Directors	Issuer	Yes	Against	Against
				Advisory vote on executive compensation	Issuer	Yes	For	With
				Advisory vote on frequency of holding future advisory votes on executive compensation	Issuer	Yes	1 Year	With
				Ratification of the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the company for 2011.	Issuer	Yes	For	With
Seabridge Gold	SA	811916105	6/29/2011	For the recommended Directors	Issuer	No
				Appointment of KPMG LLP as auditors of the corporation for the ensuing year.	Issuer	Yes	For	With
				To authorize the Directors to fix the auditors renumeration.	Issuer	Yes	For	With
				To approve an increase in the number of shares reserved for issue under the company's stock option plan by 1,350,000 shares.	Issuer	Yes	Against	Against
				To approve grants of 550,000 stock options in total to directors as more particularly set out in the management proxy circular in respect of the meeting.	Issuer	Yes	Against	Against
				To approve a grant of 150,000 stock options to the new chief financial officer of the corporation as more particularly set out in the management proxy circular in respect of the meeting.	Issuer	Yes	Against	Against
				To approve a proposed grant of 50,000 stock options to a proposed new director as more particularly set out in the management proxy circular in respect of the meeting.	Issuer	Yes	Against	Against
				To transact such other business as may properly come before the meeting.	Issuer	Yes	For	With